Significant accounting policies (Details 1)	12 Months Ended
Dec. 31, 2019
Bottom of range [member] | Mining assets [member]
Significant accounting policies [Line Items]
Useful life measured as period of time, property, plant and equipment	3 years
Bottom of range [member] | Energy generating assets [Member]
Significant accounting policies [Line Items]
Useful life measured as period of time, property, plant and equipment	5 years
Bottom of range [member] | Buildings [member]
Significant accounting policies [Line Items]
Useful life measured as period of time, property, plant and equipment	3 years
Bottom of range [member] | Supplies and accessories [Member]
Significant accounting policies [Line Items]
Useful life measured as period of time, property, plant and equipment	2 years
Bottom of range [member] | Office Equipment [Member]
Significant accounting policies [Line Items]
Useful life measured as period of time, property, plant and equipment	5 years
Bottom of range [member] | Transport equipment [Member]
Significant accounting policies [Line Items]
Useful life measured as period of time, property, plant and equipment	2 years
Bottom of range [member] | Network and communication equipment
Significant accounting policies [Line Items]
Useful life measured as period of time, property, plant and equipment	2 years
Bottom of range [member] | IT equipment [Member]
Significant accounting policies [Line Items]
Useful life measured as period of time, property, plant and equipment	2 years
Bottom of range [member] | Machinery, plant and equipment
Significant accounting policies [Line Items]
Useful life measured as period of time, property, plant and equipment	1 year
Bottom of range [member] | Other property, plant and equipment [member]
Significant accounting policies [Line Items]
Useful life measured as period of time, property, plant and equipment	1 year
Top of range [member] | Mining assets [member]
Significant accounting policies [Line Items]
Useful life measured as period of time, property, plant and equipment	10 years
Top of range [member] | Energy generating assets [Member]
Significant accounting policies [Line Items]
Useful life measured as period of time, property, plant and equipment	10 years
Top of range [member] | Buildings [member]
Significant accounting policies [Line Items]
Useful life measured as period of time, property, plant and equipment	15 years
Top of range [member] | Supplies and accessories [Member]
Significant accounting policies [Line Items]
Useful life measured as period of time, property, plant and equipment	10 years
Top of range [member] | Office Equipment [Member]
Significant accounting policies [Line Items]
Useful life measured as period of time, property, plant and equipment	5 years
Top of range [member] | Transport equipment [Member]
Significant accounting policies [Line Items]
Useful life measured as period of time, property, plant and equipment	2 years
Top of range [member] | Network and communication equipment
Significant accounting policies [Line Items]
Useful life measured as period of time, property, plant and equipment	10 years
Top of range [member] | IT equipment [Member]
Significant accounting policies [Line Items]
Useful life measured as period of time, property, plant and equipment	8 years
Top of range [member] | Machinery, plant and equipment
Significant accounting policies [Line Items]
Useful life measured as period of time, property, plant and equipment	15 years
Top of range [member] | Other property, plant and equipment [member]
Significant accounting policies [Line Items]
Useful life measured as period of time, property, plant and equipment	10 years
Weighted Average [Member] | Mining assets [member]
Significant accounting policies [Line Items]
Useful life measured as period of time, property, plant and equipment	5 years
Weighted Average [Member] | Energy generating assets [Member]
Significant accounting policies [Line Items]
Useful life measured as period of time, property, plant and equipment	6 years
Weighted Average [Member] | Buildings [member]
Significant accounting policies [Line Items]
Useful life measured as period of time, property, plant and equipment	8 years
Weighted Average [Member] | Supplies and accessories [Member]
Significant accounting policies [Line Items]
Useful life measured as period of time, property, plant and equipment	3 years
Weighted Average [Member] | Office Equipment [Member]
Significant accounting policies [Line Items]
Useful life measured as period of time, property, plant and equipment	5 years
Weighted Average [Member] | Transport equipment [Member]
Significant accounting policies [Line Items]
Useful life measured as period of time, property, plant and equipment	2 years
Weighted Average [Member] | Network and communication equipment
Significant accounting policies [Line Items]
Useful life measured as period of time, property, plant and equipment	5 years
Weighted Average [Member] | IT equipment [Member]
Significant accounting policies [Line Items]
Useful life measured as period of time, property, plant and equipment	5 years
Weighted Average [Member] | Machinery, plant and equipment
Significant accounting policies [Line Items]
Useful life measured as period of time, property, plant and equipment	7 years
Weighted Average [Member] | Other property, plant and equipment [member]
Significant accounting policies [Line Items]
Useful life measured as period of time, property, plant and equipment	5 years